Other Financial Assets	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Other Financial Assets

4. Other financial assets

The other financial assets comprise mainly prepayments rendered for studies (EUR 614 thousand; previous year: EUR 446 thousand) and the deposits mainly for credit cards and leased vehicles (EUR 164 thousand; previous year: EUR 96 thousand). As in the previous year, no individual value adjustments were applied during the reporting year.